UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21418

Ancora Trust

(Exact Name of Registrant as Specified in Charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

(Address of Principal Executive Offices)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 300

Cleveland, Ohio 44122

 (Name and Address of Agent for Service)

Copy to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Ave., E.

Cleveland, Ohio 44114

Registrant’s Telephone Number, including Area Code: (216) 825-4000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ancora Trust
Ancora Income Fund
Schedule of Investments
March 31, 2010

	Shares	Value

Corporate Bond Trust Certificates - 36.3%

Direct Trust Certificates - 22.87%
Ameriprise Financial SR NT 7.75%	15,000	397,650
BAC Capital Trust III - 7.0%	12,000	280,680
BB&T Captital Trust VII - 8.10%	10,000	266,400
Bank One Cap VI - 7.20%	10,000	254,700
Comcast Corp SR NT 7.00%	10,000	254,100
Energy Texas, Inc Mtge Bd - 7.875%	12,000	335,400
General Electric Capital - 6.625%	28,000	708,960
JP Morgan Chase Cap XXVIII Gtd Cap Secs Ser BB	12,000	314,760
Keycorp Cap X 8.0%	12,000	296,520
MBNA Capital D - 8.125%	12,000	297,960
Merrill Lynch - 7.0%	15,000	331,500
PNC Capital Trust E 7.75%	12,000	312,480
Viacom 6.85%	12,000	299,640
		4,350,750

Third Party Trust Certificates - 13.44%
Corporate-Backed Trust Bristol Myers Squibb - 6.8%	27,000	685,800
Corporate-Backed Trust FedEx - 7.75%	45,300	468,402
CorTS Trust II BellSouth - 7.0%	21,000	519,960
CorTS Trust Disney - 6.875%	25,400	659,130
Preferredplus Trust Goldman Sachs - 6.0%	10,000	223,100
		2,556,392

TOTAL CORPORATE BOND TRUST CERTIFICATES (Cost $6,699,206)		6,907,142

Convertible Preferred Securities - 3.8%
Chesapake Energy Corp 4.5%	5,000	418,100
HRPT Properties Trust - 6.5%, Conv Pfd, Series D	15,000	305,250
TOTAL CONVERTABLE PREFERRED SECURITIES (Cost $473,501)		723,350

Investment Companies - 37.56%

Closed-End Income Funds - 25.06%
John Hancock Patriot Select Dividend	100,000	1,064,000
MFS Multimarket Income	70,000	465,500
Nuveen GA Divid Adv Mun FD Term 2.65% Shs 2015	12,000	119,880
Nuveen Insd Tax Free Adv Mun Fd Pfd Ser 2015	30,000	304,200
Nuveen N.C. Divid Adv Mun Fd Pfd Shs 2015	37,500	374,625
Rivus Bond Fund	35,000	599,130
Royce Value - 5.90%	27,000	670,815
Strategic Global Income	53,500	579,405
Western Asset Claymore Inflation-Linked Opportunity & Income	50,000	590,000
		4,767,555
Ancora Trust
Ancora Income Fund
Schedule of Investments - continued
March 31, 2010
	Shares	Value

Closed-End Funds, Senior Securities - 12.51%
Gabelli Dividend & Income - 5.875%	27,500	680,488
Gabelli Equity Tr Inc Pfd Ser F 6.2%	3,000	76,434
Gabelli Global Deal Fd Cum Pfd Ser A	10,000	535,100
General American Investors 5.95% Pfd	17,000	421,940
Tennessee Valley Auth Putable Automatic Rate Series D	25,000	665,750
		2,379,712

TOTAL INVESTMENT COMPANIES (Cost $6,388,346)		7,147,267

REIT Preferred Shares - 15.29%
Duke Realty Corp - 8.375%	12,000	306,960
Equity Residential - 6.48%	28,500	664,620
Kimco Realty - 6.650%, Series F	21,500	485,255
Prologis Trust G - 6.750%, Series G	26,000	568,620
Public Storage - 7.5%, Series V	10,000	252,000
Public Storage - 6.45%, Series X	11,000	254,870
Vornado Realty - 7.785%	15,000	377,550
TOTAL REIT PREFERRED SHARES (Cost $2,909,511)		2,909,875

Money Market Securities - 6.94%
First American Government Obligations -
Class Y, 0.00% (a)	1,321,355	1,321,355

TOTAL INVESTMENTS (Cost $17,791,920) - 99.9%		19,008,988

Other Assets in Excess of Liabilities- 0.10%		18,223

TOTAL NET ASSETS - 100%		$ 19,027,211

(a) Variable rate security; the coupon rate shown represents the rate on March 31, 2010.

Ancora Trust
Ancora Equity Fund
Schedule of Investments
March 31, 2010

	Shares	Value
Common Stocks - 78.3%

Basic Materials - 1.84%
Mosaic	3,000	182,310
		182,310

Energy - 11.90%
Apache	5,000	507,500
NRG Energy	10,000	209,000
NV Energy	10,000	123,300
Spectra Energy	15,000	337,950
		1,177,750

Entertainment & Media - 3.53%
Walt Disney	10,000	349,100
		349,100

Financial Services - 16.58%
Ameriprise	10,000	453,600
Bank of New York Mellon	7,000	216,160
Cincinnati Financial Corp.	10,000	289,100
JP Morgan Chase & Co	5,000	223,750
KeyCorp Convertible Pref Series A	1,500	142,845
Legg Mason	11,000	315,370
		1,640,825

Health Care - 18.31%
Abbott Labratories	6,000	316,080
Baxter International	4,000	232,800
Bristol Myers Squibb	15,000	400,500
Forest Labratories (a)	7,000	219,520
Johnson & Johnson	5,000	326,000
Medtronic	7,000	315,210
		1,810,110

Industrial Goods - 1.85%
L-3 Communcations s Holdings	2,000	183,260
		183,260

Machinery and Equipment - 6.94%
General Electric	23,000	418,600
ITT	5,000	268,050
		686,650

Ancora Trust
Ancora Equity Fund
Schedule of Investments - continued
March 31, 2010

Common Stocks - 78.3% Continued	Shares	Value

Technology - 17.39%
Cisco Systems (a)	15,000	390,450
EMC (a)	20,000	360,800
Intel	7,000	156,030
International Business Machines	4,000	513,000
Microsoft	5,000	146,438
Thermo Fisher Scientific (a)	3,000	154,320
		1,721,038

TOTAL COMMON STOCKS (Cost $6,495,756)		7,751,043

Investment Companies - 19.24%
Boulder Total Return	30,000	445,500
Clough Global Opportunities Fund	12,000	156,480
Gabelli Dividend & Income	25,000	344,000
John Hancock Bank & Thrift	24,000	403,440
Nuveen Core Equity Alpha	45,000	555,300
Total Investment Companies (Cost $1,719,473)		1,904,720

Money Market Securities - 6.75%
First American Government Obligations -
Class Y, 0.00% (a)	232,189	232,189

TOTAL INVESTMENTS (Cost $8,447,417) - 99.89%		$ 9,887,951

Other Assets in Ecess of Liabilities 0.11%		10,797

TOTAL NET ASSETS - 100.00%		$ 9,898,748

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2010.

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments
March 31, 2010

	Shares	Value
Common Stocks - 46.72%

Energy -3.46%
National Energy Group	15,000	59,400
		59,400

Entertainment & Media -8.52%
4 Kids Entertainment (a)	125,000	143,750
Gannett	30,000	495,600
Nevada Gold & Casino (a)	100,000	77,140
		716,490

Financial -12.42%
Alliance Bankshares (a)	50,000	125,000
AmeriServ Financial	105,000	175,350
Boston Private Financial Holdings	28,000	206,360
PVF Capital (a)	180,594	341,323
Rodman & Renshaw Capital Group (a)	50,000	196,500
		1,044,533

Healthcare - 6.65%
Albany Molecular Research (a)	25,000	208,750
Safeguard Scientific (a)	27,000	351,000
		559,750

Homeland Security - 2.51%
Lakeland Industries (a)	18,500	157,250
		157,250

Industrial Goods - 1.37%
Continential Materials (a)	10,000	145,000
		145,000

Technology - 7.01%
Active Power (a)	100,000	81,000
Adaptec (a)	50,000	163,500
Digital Angel Corp	115,000	69,000
OPTi (a)	20,000	80,000
Perceptron (a)	23,500	102,225
RAE Systems (a)	115,000	93,725
Contra SoftBrands (a)	40,000	-
		589,450

Telecommunications - 1.69%
Westell Technologies (a)	100,000	142,000
		142,000

Ancora Trust
Ancora Special Opportunity Fund
Schedule of Investments - continued
March 31, 2010

	Shares	Value

Affiliated Issuers - 6.14%
Mace Security International (a) (c)	350,000	319,200
REMEC (a) (c)	220,000	197,142
Total Affiliated Issuers (Cost $806,527)		516,342

TOTAL COMMON STOCKS (Cost $3,397,902)		3,930,215

Investment Companies - 20.33%
Boulder Growth & Income	40,000	253,600
Gabelli Global Deal	22,000	314,380
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	10,000	126,900
Nuveen Core Equity Alpha	30,000	370,200
Special Opportunity Fund	30,000	398,700
Sun America Focused Alpha Growth	17,000	246,670
Total Investment Companies (Cost $1,529,124)		1,710,450

Closed-End Income Funds - 1.92%
Investment Grade Municipal Income Fund	11,200	161,616
		161,616

REIT Preferred Shares - 11.26%
Apollo Comercial Real Estate Finance	15,000	270,150
HRPT Properties Trust	15,000	305,250
Prologis Trust G - 6.750%, Series G	17,000	371,790
Total REIT Preferred Shares (Cost $573,115)		947,190

Money Market Securities - 20.38%
First American Government Obligations -
Class Y, 0.00% (a)	1,715,349	1,715,349
		1,715,349

TOTAL INVESTMENTS (Cost $7,377,066) - 100.62%		8,464,819

Liabilities in Ecess of Other Assets -0.61%		(51,661)

TOTAL NET ASSETS - 100.00%		$ 8,413,158

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2010.
(c) Fund, Advisor, and other related entities own more than 5% of security.

Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2010

	Shares	Value
Common Stocks - 84.1%

Basic Materials - 1.26%
Insteel Industries, Inc.	2,000	21,380
Zoltek Companies, Inc. (a)	3,000	28,920
		50,300

Consumer Products & Services - 9.39%
A.T. Cross (a)	9,664	40,202
Benihana (a)	7,000	45,500
Callaway Golf Co.	7,500	66,150
Emerson Radio (a)	13,021	28,256
Kimball International	10,000	69,500
Natuzzi, S.P.A. (a)	25,571	115,070
Tandy Brands Accessories	2,728	9,821
		374,498

Corporate Services - 1.93%
Optimal Group (a)	6,196	14,561
RCM Technologies (a)	20,000	62,600
		77,161

Energy - 1.20%
Boots & Coots (a)	5,000	12,150
Meridian Resource (a)	40,000	11,200
Vaalco Energy (a)	5,000	24,700
		48,050

Entertainment & Media - 0.86%
4 Kids Entertainment (a)	30,000	34,500

Finance - 2.54%
Boston Private Financial Holdings Inc.	5,000	36,850
LNB Bancorp	5,200	23,140
MVC Capital Inc.	3,000	40,710
		100,700

Healthcare - 15.41%
Albany Molecular Research (a)	7,000	58,450
Digirad (a)	20,000	41,000
Invacare Corp.	1,500	39,810
Lakeland Industries (a)	7,500	63,750
Lannett (a)	6,895	29,304
Medtox Scientific (a)	4,000	41,000
Osteotech (a)	17,477	68,510
Pennwest Pharmacueticals (a)	7,500	25,875
QLT (a)	5,000	25,500
Syneron Medical Ltd (a)	11,644	127,269
Theragenics (a)	56,773	94,243
		614,711

Machinery & Equipment - 10.66%
Deswell (a)	22,500	94,500
FreightCar America	2,500	60,400
Hardinge	3,000	27,000
Lawson Products	702	10,860
Lydall (a)	15,000	117,750
Material Sciences (a)	25,000	51,500
Perceptron (a)	7,500	32,625
Twin Disc	2,500	30,550
		425,185
Ancora Trust
Ancora MicroCap Fund
Schedule of Investments - continued
December 31, 2009

Common Stocks - 84.1% Continued	Shares	Value

Technology - 36.37%
Adaptec (a)	35,000	114,450
Amtech Systems (a)	7,500	75,675
AuthenTec, Inc (a)	40,000	86,000
Axcelis Technologies (a)	50,000	83,000
AXT Inc. (a)	28,500	90,915
Bluephoenix Solutions (a)	30,000	73,800
BTU International, Inc. (a)	10,000	61,100
Cobra Electronics	30,000	75,300
Cogent (a)	2,500	25,500
EF Johnson Technologies (a)	55,000	51,700
Frequency Electronics (a)	13,048	68,769
GSI Group (a)	20,000	39,600
IGO (a)	15,000	30,150
Imation (a)	4,000	44,040
Kopin (a)	10,000	37,000
Leadis Technology, Inc. (a)	33,812	5,917
OSI Systems (a)	3,500	98,280
Sillicon Graphics International (a)	12,500	133,625
Sillicon Image (a)	17,500	52,850
Symyx Technologies	10,000	44,900
Trident Microsystems (a)	40,000	69,600
Trio-Tech International (a)	12,422	47,700
Vicon Industries (a)	8,050	40,814
		1,450,686

Telecommunications - 1.99%
Radvision (a)	7,468	51,156
Westell Technologies (a)	20,000	28,400
		79,556

Transportation - 2.03%
Frozen Food Express	11,925	46,508
Euroseas	9,000	34,560
		81,068

Affiliated Issuers - 0.46%
Mace Security International (a) (c) (d)	20,000	18,240
		18,240

TOTAL COMMON STOCKS (Cost $2,615,485)		3,354,653

Money Market Securities - 16.08%
First American Government Obligations -	641,309	641,309
Class Y, 0.00% (b)

TOTAL INVESTMENTS (Cost $3,256,794) - 100.19%		$ 3,995,962

Liabilities in Excess of Other Assets -0.18%		(7,241)

TOTAL NET ASSETS - 100.00%		$ 3,988,721

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the rate on March 31, 2010.
(c) Fund, Advisor, and other related entities own more than 5% of security.
(d) The Ancora Funds Chairman serves on the Board of Directors for this company.

* Security Valuation Note

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund's assets carried at fair value:

Ancora Income Fund                                        Investments                  Other Financial

Valuation Inputs:                                                    In Securities                     Instruments

Level 1 – Quoted Prices                                     $19,008,988                      $            -

Level 2 – Significant Other Observable Inputs                    -                                 -

Level 3 – Significant Unobservable Inputs                           -                                   -

Total                                                                       $19,008,988                      $             -

Ancora Equity Fund                                         Investments                  Other Financial

Valuation Inputs:                                                   In Securities                     Instruments

Level 1 – Quoted Prices                                      $ 9,887,951                      $             -

Level 2 – Significant Other Observable Inputs                   -                                   -

Level 3 – Significant Unobservable Inputs                          -                                    -

Total                                                                        $ 9,887,951                      $             -

Ancora Special Opportunity Fund                     Investments                  Other Financial

Valuation Inputs:                                                   In Securities                     Instruments

Level 1 – Quoted Prices                                      $ 8,464,819                     $               -

Level 2 – Significant Other Observable Inputs                   -                                    -

Level 3 – Significant Unobservable Inputs                         -                                       -

Total                                                                        $ 8,454,819                     $               -

Ancora MicroCap Fund

               Investments                  Other Financial

Valuation Inputs:                                                  In Securities                     Instruments

Level 1 – Quoted Prices                                     $ 3,995,962                      $               -

Level 2 – Significant Other Observable Inputs                   -                                    -

Level 3 – Significant Unobservable Inputs                         -                                      -

Total                                                                        $ 3,995,962                     $               -

ITEM 2. CONTROLS AND PROCEDURES.

      (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

      (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

     Richard A. Barone

     Chairman and Treasurer

Date: May 5, 2010